Share-Based Payments - Recognised Expense for Equity-Settled Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE-BASED PAYMENTS
Total expense recognized	€ 157	€ 107	€ 87
Own
SHARE-BASED PAYMENTS
Total expense recognized	140	77	0
SMP
SHARE-BASED PAYMENTS
Total expense recognized	€ 15	€ 24	€ 80